Post-Retirement Obligation - Disclosure of Defined Benefit Plans Expense Recognised in Income Statement (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value of plan assets [line items]
Cost of current service	R$ 19	R$ 17	R$ 17
Interest on the actuarial obligation	1,246	1,263	1,153
Expected return on the assets of the Plan	(810)	(833)	(933)
Past service cost	(619)		(74)
Expense according to actuarial calculation	(164)	447	285
Expense as per actuarial opinion [member]
Disclosure of fair value of plan assets [line items]
Expense according to actuarial calculation			163
Adjustment relating to debt [member]
Disclosure of fair value of plan assets [line items]
Expense according to actuarial calculation			122
Pension plans and retirement supplement plans [member]
Disclosure of fair value of plan assets [line items]
Cost of current service	5	5	6
Interest on the actuarial obligation	980	1,014	934
Expected return on the assets of the Plan	(810)	(833)	(933)
Expense according to actuarial calculation	175	186	129
Pension plans and retirement supplement plans [member] | Expense as per actuarial opinion [member]
Disclosure of fair value of plan assets [line items]
Expense according to actuarial calculation			7
Pension plans and retirement supplement plans [member] | Adjustment relating to debt [member]
Disclosure of fair value of plan assets [line items]
Expense according to actuarial calculation			122
Health plan [member]
Disclosure of fair value of plan assets [line items]
Cost of current service	11	9	7
Interest on the actuarial obligation	178	173	135
Expense according to actuarial calculation	189	182	142
Health plan [member] | Expense as per actuarial opinion [member]
Disclosure of fair value of plan assets [line items]
Expense according to actuarial calculation			142
Dental plan [member]
Disclosure of fair value of plan assets [line items]
Cost of current service			1
Interest on the actuarial obligation	3	4	3
Expense according to actuarial calculation	3	4	4
Dental plan [member] | Expense as per actuarial opinion [member]
Disclosure of fair value of plan assets [line items]
Expense according to actuarial calculation			4
Life insurance [member]
Disclosure of fair value of plan assets [line items]
Cost of current service	3	3	3
Interest on the actuarial obligation	85	72	81
Past service cost	(619)		(74)
Expense according to actuarial calculation	R$ (531)	R$ 75	10
Life insurance [member] | Expense as per actuarial opinion [member]
Disclosure of fair value of plan assets [line items]
Expense according to actuarial calculation			R$ 10